Business Combination - Summary of Analysis of Cash Flows on Acquisition (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [abstract]
Cash acquired on acquisition	$ 399
Locked box payment received	683
Net cash flow on acquisition	$ 1,082